Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.21838%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$428,492.23

Principal:
Principal Collections	$11,092,591.80
Prepayments in Full	$4,458,352.57
Liquidation Proceeds	$159,880.98
Recoveries	$77,591.24
Sub Total	$15,788,416.59
Collections	$16,216,908.82

Purchase Amounts:
Purchase Amounts Related to Principal	$226,224.24
Purchase Amounts Related to Interest	$537.98
Sub Total	$226,762.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,443,671.04

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,443,671.04
Servicing Fee	$176,418.04	$176,418.04	$0.00	$0.00	$16,267,253.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,267,253.00
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,267,253.00
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,267,253.00
Interest - Class A-3 Notes	$6,687.47	$6,687.47	$0.00	$0.00	$16,260,565.53
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$16,100,415.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,100,415.61
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$16,030,486.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,030,486.86
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$15,979,964.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,979,964.69
Regular Principal Payment	$14,945,153.37	$14,945,153.37	$0.00	$0.00	$1,034,811.32
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,034,811.32
Residual Released to Depositor	$0.00	$1,034,811.32	$0.00	$0.00	$0.00
Total		$16,443,671.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,945,153.37
Total					$14,945,153.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$4,748,497.74	$12.71	$6,687.47	$0.02	$4,755,185.21	$12.73
Class A-4 Notes	$10,196,655.63	$99.22	$160,149.92	$1.56	$10,356,805.55	$100.78
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$14,945,153.37	$11.49	$287,288.31	$0.22	$15,232,441.68	$11.71

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$4,748,497.74	0.0127067	$0.00	0.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$92,573,344.37	0.9007818
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$172,568,497.74	0.1326307	$157,623,344.37	0.1211444

Pool Information
Weighted Average APR	2.409%	2.413%
Weighted Average Remaining Term	23.13	22.35
Number of Receivables Outstanding	21,674	20,922
Pool Balance	$211,701,648.62	$195,638,236.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$198,590,967.88	$183,645,814.51
Pool Factor	0.1501038	0.1387143

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$11,992,422.40
Targeted Overcollateralization Amount	$38,014,892.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,014,892.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$126,362.12
(Recoveries)		123	$77,591.24
Net Loss for Current Collection Period			$48,770.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2765%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9710%
Second Prior Collection Period			1.0048%
Prior Collection Period			0.1773%
Current Collection Period			0.2874%
Four Month Average (Current and Prior Three Collection Periods)			0.6101%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,362	$13,322,907.08
(Cumulative Recoveries)			$2,797,832.54
Cumulative Net Loss for All Collection Periods			$10,525,074.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7463%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,962.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,130.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	206	$2,522,383.22
61-90 Days Delinquent	0.16%	20	$308,639.12
91-120 Days Delinquent	0.09%	7	$168,591.88
Over 120 Days Delinquent	0.22%	28	$437,203.32
Total Delinquent Receivables	1.76%	261	$3,436,817.54

Repossession Inventory:
Repossessed in the Current Collection Period		13	$116,630.31
Total Repossessed Inventory		16	$204,672.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3023%
Prior Collection Period			0.3045%
Current Collection Period			0.2629%
Three Month Average			0.2899%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4674%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer